FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Financial assets measured at fair value on a recurring basis	$ 0	$ 0
Financial liabilities measured at fair value on a recurring basis	0	0
Impairment loss for intangible assets	0	0	$ 20,993,137
Impairment loss for goodwill			$ 6,232,770
Fair value of long-lived Level 3 classified assets	$ 0	$ 0